Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amman Stock Exchange [Member]
2021
Change in equity price	+5%	+5%
Effect on profit for the year	$ 40	$ 46
Effect on equity	$ 40	$ 46
Saudi Stock Exchange [Member]
2021
Change in equity price	+5%	+5%
Effect on profit for the year
Effect on equity	$ 511	$ 590
Qatar Stock Exchange [Member]
2021
Change in equity price	+5%	+5%
Effect on profit for the year	$ 23	$ 25
Effect on equity	$ 23	$ 25
Abu Dhabi Security Exchange [Member]
2021
Change in equity price	+5%	+5%
Effect on profit for the year	$ 76	$ 52
Effect on equity	$ 76	$ 52
New York Stock Exchange [Member]
2021
Change in equity price	+5%	+5%
Effect on profit for the year	$ 175	$ 149
Effect on equity	$ 202	$ 170
Kuwait Stock Exchange [Member]
2021
Change in equity price	+5%	+5%
Effect on profit for the year
Effect on equity	$ 9	$ 5
London Stock Exchange [Member]
2021
Change in equity price	+5%	+5%
Effect on profit for the year	$ 330	$ 312
Effect on equity	$ 382	$ 294
Other quoted [Member]
2021
Change in equity price	+5%	+5%
Effect on profit for the year	$ 782	$ 554
Effect on equity	$ 871	$ 635